PREMISES AND EQUIPMENT, NET - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
PREMISES AND EQUIPMENT, NET
Fully depreciated property and equipment that is still in use	$ 384,847